Related Party (Details) - Schedule of Transaction with Directors - Related Party [Member] - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Loan from VestCo, a related party to Board member and CEO Vincent Browne		$ 210	$ 210
Payment made to VestCo on July 7, 2023		(150)
Total		$ 60